6. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2023
Notes
6. EQUIPMENT, VEHICLES AND FURNITURE

6.EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2022	Additions for the year	Disposals for the year	Balance January 31, 2023

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(36,547)	(7,826)	-	(44,373)
Net book value	26,086	(7,826)	-	18,260

Office furniture and equipment
Value at Cost	23,397	-	(8,003)	15,394
Accumulated Depreciation	(22,931)	(54)	7,807	(15,178)
Net book value	466	(54)	(196)	216

Computer equipment
Value at Cost	97,620	-	(64,236)	33,384
Accumulated Depreciation	(97,238)	(160)	64,210	(33,188)
Net book value	382	(160)	(26)	196

Totals	$26,934	$(8,040)	$(222)	$18,672

	Balance February 1, 2021	Additions for the year	Disposals for the year	Balance January 31, 2022

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(25,366)	(11,181)	-	(36,547)
Net book value	37,267	(11,181)	-	26,086

Office furniture and equipment
Value at Cost	23,397	-	-	23,397
Accumulated Depreciation	(22,815)	(116)	-	(22,931)
Net book value	582	(116)	-	466

Computer equipment
Value at Cost	97,620	-	-	97,620
Accumulated Depreciation	(96,931)	(307)	-	(97,238)
Net book value	689	(307)	-	382

Totals	$38,538	$(11,604)	$-	$26,934